Fair Value Measurements (Details) - EBP Total - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	$ 1,327,019,953	$ 1,228,913,743
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	1,047,723,198	941,292,717
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	107,504,896	110,069,411
Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	90,388,663	79,400,468
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	54,701,013	55,948,045
Harley-Davidson, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	26,702,183	42,203,102
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	1,327,019,953	1,228,913,743
Level 1 | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	1,047,723,198	941,292,717
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	107,504,896	110,069,411
Level 1 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	90,388,663	79,400,468
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	54,701,013	55,948,045
Level 1 | Harley-Davidson, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	$ 26,702,183	$ 42,203,102